Ordinary Shares	12 Months Ended
Dec. 31, 2018
Equity Abstract
Ordinary Shares
15.	ORDINARY SHARES

Upon the effectiveness of the IPO registration statement, the Company’s ordinary shares were redeemed and cancelled in consideration for the issuance of an equivalent number of Class A ordinary shares and Class B ordinary shares to the holders of former ordinary shares, respectively. Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for conversion and voting rights. Each Class B ordinary share is convertible into one Class A ordinary share at any time, while Class A ordinary shares cannot be converted into Class B ordinary shares under any circumstances. Each Class A ordinary share is entitled to one vote.

Immediately prior to the completion of the IPO in December 2013, the Company had 27,354,496 Class A ordinary shares and 68,788,940 Class B ordinary shares outstanding. During the IPO, the Company issued 8,993,000 Class A ordinary shares. As of December 31, 2013, the Company had ordinary shares outstanding comprised of 36,347,496 Class A ordinary shares and 68,788,940 Class B ordinary shares.

Upon the completion of follow-on offering in November, 2014, 2,424,801 ADSs were issued by the Company and 6,964,612 Class B ordinary shares were converted into Class A ordinary shares, and the net proceeds from the follow-on offering amounted to US$97,344, net of issuance costs. Each ADS represents one ordinary share. In June 2016, Telstra completed the sale of approximately 47.4% of the then Company’s total issued and outstanding shares to Yun Chen Capital Cayman, a wholly owned subsidiary of Ping An. Upon the completion of sale, all of the Company’s remaining Class B ordinary shares were converted into Class A ordinary shares. On February 22, 2017, Ping An further acquired from Telstra approximately 6.5% of the then total issued shares in the Company. There were 61,824,328, nil and nil class B ordinary shares converted into Class A ordinary shares for the years ended December 31, 2016, 2017 and 2018, respectively. As of December 31, 2018, the Company had ordinary shares outstanding, all comprised of 118,056,345 Class A ordinary shares.